BORROWINGS - Components (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-term borrowings:
Bank loans	$ 4,404,704	$ 4,268,154
Current portion of long-term borrowings	293,647	711,359
Total current borrowings	4,698,351	4,979,513
Long-term borrowings:
Bank loans	1,027,764	1,138,174
Total non-current borrowings	1,027,764	1,138,174
Total borrowings	$ 5,726,115	$ 6,117,687